AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JULY 29, 2005.

                                                             File Nos. 333-58234
                                                                       811-03859
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         Pre-Effective Amendment No. ___              [ ]

                        Post-Effective Amendment No. 18               [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                               Amendment No. 20                       [X]

                        (Check Appropriate Box Or Boxes)

                            ------------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ("AIG SUNAMERICA LIFE")
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
   (Address and Telephone Number of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                            CHRISTINE A. NIXON, ESQ.
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
            (Name and Address of Agent for Registrant and Depositor)





IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on July 29, 2005 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on                pursuant to paragraph (a)(1) of Rule 485





If appropriate, check the following:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment



                                EXPLANATORY NOTE
        Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 17 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Post-Effective Amendment No. 19 was filed under the Investment Company Act of 1940 (collectively, the "Amendments") on June 1, 2005 and pursuant to Rule 485(a)(1) would have become effective on August 1, 2005.

These Post-Effective Amendments No. 18 and No. 20 are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 28, 2005 as the new date upon which the Amendments shall become effective.

These Post-Effective Amendments No. 18 and No. 20 incorporate by reference the information contained in Parts A, B and C of the Amendments.




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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Acts Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 18 and 20; File Nos. 333-58234 and 811-03859, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 29th day of July, 2005.

                                     VARIABLE SEPARATE ACCOUNT
                                     (Registrant)

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer

                                     By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                     (Depositor)

                                     By:    /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         Jay S. Wintrob, Chief Executive Officer






As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                     TITLE                           DATE
---------                                     -----                           ----
JAY S. WINTROB*                      Chief Executive Officer,             July 29, 2005
---------------------------------           & Director
Jay S. Wintrob                    (Principal Executive Officer)
                                           of Depositor

JAMES R. BELARDI*                            Director                     July 29, 2005
---------------------------------         (of Depositor)
James R. Belardi

MARC H. GAMSIN*                              Director                     July 29, 2005
---------------------------------         (of Depositor)
Marc H. Gamsin

N. SCOTT GILLIS*                      Senior Vice President,              July 29, 2005
---------------------------------    Chief Financial Officer &
N. Scott Gillis                              Director
                                  (Principal Financial Officer)
                                          (of Depositor)

JANA W. GREER*                               Director                     July 29, 2005
---------------------------------         (of Depositor)
Jana W. Greer

STEWART R. POLAKOV*                   Senior Vice President               July 29, 2005
---------------------------------          & Controller
Stewart R. Polakov                (Principal Accounting Officer)
                                          (of Depositor)

* By: /s/ MALLARY L. REZNIK                                               July 29, 2005
     ----------------------------
       Mallary L. Reznik
       Attorney-In-Fact